General and Administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General and Administrative [Member]
General and Administrative (Details) [Line Items]
Share based payments	$ 625	$ 893	$ 905
General and Administrative One [Member]
General and Administrative (Details) [Line Items]
Share based payments	$ 156	$ 151	$ 164